Deposits - Additional Information (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Deposits From Banking Clients [Line Items]
Aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances	¥ 582	¥ 606